Related party transactions - Additional Information (Details) $ in Thousands	12 Months Ended
	Oct. 31, 2023 CAD ($) extension	Aug. 15, 2022 CAD ($)
Connect First credit union - The Credit Facility
Related Party Transactions
Line of credit		$ 19,000
Tranche 1 | Connect First credit union - The Credit Facility
Related Party Transactions
Line of credit		12,100
Tranche 2 | Connect First credit union - The Credit Facility
Related Party Transactions
Line of credit		6,900
Grover Properties Inc.
Related Party Transactions
Annual lease payments	$ 386
Term of lease contract	5 years
Renewal term of lease contract	5 years
Number of times the term of lease contract can be extended | extension	1
The President and CEO | Connect First credit union - The Credit Facility
Related Party Transactions
Limited recourse guarantee given by company		$ 5,000